Long Term Deposit and Prepayment	12 Months Ended
Nov. 30, 2024
Long Term Deposit and Prepayment [Abstract]
LONG TERM DEPOSIT AND PREPAYMENT
5.	LONG TERM DEPOSIT AND PREPAYMENT

Long term deposit and prepayment consist of the following:

	As of November 30,
	2023	2024	2024
	HK$	HK$	US$
Rental deposit	265,980	—	—
Prepayment of consulting fee	—	500,000	64,263
Total	265,980	500,000	64,263

Long term deposit is a prepayment of deposit for a time of more than twelve months. The long-term deposit identified for year ended November 30, 2023 was HK$265,980, which transferred into prepayments and other receivables on November 30, 2024.

Consulting fee is prepaid to a third-party vendor with a two-year agreement, mainly for the consultancy on the business development of the Company, advice for other foreign potential markets, and market information.